Deposits from the Brazilian Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from the Brazilian Central Bank and Deposits from credit institutions (Tables) [Abstract]
Classification, type and currency

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais	2019	2018	2017

Classification:
Financial liabilities at amortized cost	99,271,415	99,022,806	79,374,685
Total	99,271,415	99,022,806	79,374,685

Type:
Deposits on demand (1)	685,026	709,605	306,081
Time deposits (2)	56,602,470	47,227,456	52,739,163
Repurchase agreements	41,983,919	51,085,745	26,329,441
Of which:
Backed operations with Private Securities (3)	9,506,255	6,977,766	-
Backed operations with Government Securities	32,477,663	44,107,979	26,329,441
Total	99,271,415	99,022,806	79,374,685

(1) Non-interest bearing accounts.

(2) Includes operations with credit institutions resulting from export and import financing lines, transfers from the country (BNDES and Finame) and abroad, and other credit lines abroad.

(3) Refers primarily to repurchase agreements backed by own-issued debentures.

Deposits from the Brazilian Central Bank and Deposits from credit institutions - by currency
Thousand of reais	2019	2018	2017

Currency:
Reais	58,282,793	74,159,613	56,562,950
Euro	39,522	105,119	407,814
US dollar	40,949,100	24,758,074	22,156,054
Other currencies	-	-	247,867
Total	99,271,415	99,022,806	79,374,685